RELATED PARTIES (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	€ 15		€ 936
Current trade receivables	360		21,441
Borrowings	1,139		17,777
Trade And Other Current Payable	2,978		1,479
Operating expenses	(53,057)	€ (35,764)
Total Costs	(39,944)	€ (29,975)
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets			4,757	€ 4,374	€ 2,641
Borrowings			39,218	51,677	39,591
Trade payables and other current liabilities			1,479
Operating expenses			(84,746)	(77,460)
Total Costs			(70,497)	(61,583)
Trade receivables			936
Non-current financial liabilities			21,441
Current financial liabilities			17,777
Codere Italias S P A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	0		435
Current trade receivables	0		0
Borrowings	4		1,339
Trade payables and other current liabilities	0		101
King Bingo S R L [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	0		2
Current trade receivables	3		0
Borrowings	0		0
Trade payables and other current liabilities	3		0
King Bingo S R L [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Trade payables and other current liabilities			0
Trade receivables			2
Non-current financial liabilities			0
Current financial liabilities			0
Codere Apuestas Espana S A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	0
Current trade receivables	0
Borrowings	0
Trade payables and other current liabilities	1,525
Codere Newco S A U [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	15		0
Current trade receivables	33		250
Borrowings	350		9,048
Trade payables and other current liabilities	838		152
Codere Newco S A U [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities			152	1,127	1,086
Finance costs and exchange differences			(12)	(9)
Operating expenses			(3,220)	(589)
Total Costs			(3,232)	(598)
Trade receivables			0	0	0
Non-current financial liabilities			250	250	0
Current financial liabilities			9,048	8,713	1,801
Other Retail Companies [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets	0		36
Current trade receivables	324		0
Borrowings	785		746
Trade payables and other current liabilities	612		945
Other Retail Companies [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities			945	177	171
Finance costs and exchange differences			0	(57)
Operating expenses			(534)	(287)
Total Costs			(534)	(344)
Trade receivables			36	110	349
Non-current financial liabilities			0	0	0
Current financial liabilities			746	2,028	1,373
Codere Italia S P A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets			463
Current trade receivables			0
Borrowings			0
Trade payables and other current liabilities			0
Codere Italia S P A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Trade payables and other current liabilities			101
Finance costs and exchange differences			(101)	(127)
Operating expenses			(918)	0
Total Costs			(1,019)	(127)
Trade receivables			435
Non-current financial liabilities			0
Current financial liabilities			1,339
Codere Espana [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets			0
Current trade receivables			21,191
Borrowings			6,644
Trade payables and other current liabilities			281
Codere Espana S A [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Borrowings	27,800
Trade payables and other current liabilities	€ 300
Codere Espana S A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				1,695	1,295
Trade payables and other current liabilities			281	0	0
Finance costs and exchange differences			(281)
Operating expenses			0
Total Costs			(281)
Trade receivables			0	0	0
Non-current financial liabilities			21,191	21,191	13,541
Current financial liabilities			6,644	9,718	0
Codere Apuestas Espana S L [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities				7,823	3,275
Finance costs and exchange differences			0	0
Operating expenses			(7,066)	(6,956)
Total Costs			(7,066)	(6,956)
Trade receivables				0	0
Non-current financial liabilities				0	0
Current financial liabilities				632	623
Codere Apuestas Galicia S L [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities			0	2,228	854
Finance costs and exchange differences			0	0
Operating expenses			(1,287)	(1,374)
Total Costs			(1,287)	(1,374)
Trade receivables			463	2,524	803
Non-current financial liabilities			0	0	0
Current financial liabilities			0	0	0
Codere Operadora De Apuestas S L [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences			0
Operating expenses			(919)
Total Costs			(919)
Codere Apuestas S A U [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities				1,628	834
Finance costs and exchange differences			0	0
Operating expenses			(79)	(1,235)
Total Costs			(79)	(1,235)
Trade receivables				26,365	25,408
Non-current financial liabilities				0	0
Current financial liabilities				28	0
Administradora Mexicana Del Hipodromo [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0
Trade payables and other current liabilities			0	0
Finance costs and exchange differences			0	0
Operating expenses			(4,164)	(3,467)
Total Costs			(4,164)	(3,467)
Trade receivables			0	0
Non-current financial liabilities			0	0
Current financial liabilities			0	0
Other Latam Retail Companies [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0
Trade payables and other current liabilities			0	0
Trade receivables			0	0
Non-current financial liabilities			0	0
Current financial liabilities			€ 0	0
Codere S A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities				0	0
Trade receivables				0	0
Non-current financial liabilities				0	0
Current financial liabilities				41	0
Operiberica S A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities				0	0
Trade receivables				0	0
Non-current financial liabilities				0	0
Current financial liabilities				7,324	3,998
Codere Itali S P A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				0	0
Trade payables and other current liabilities				0
Trade receivables				216	178
Non-current financial liabilities				0	0
Current financial liabilities				1,487	0
Total [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets				1,695	1,295
Trade payables and other current liabilities				12,983	6,581
Trade receivables				29,215	26,738
Non-current financial liabilities				21,441	13,541
Current financial liabilities				€ 29,971	26,048
Jpvmatic 2005 S L Unipersonal [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets					0
Trade payables and other current liabilities					361
Trade receivables					0
Non-current financial liabilities					0
Current financial liabilities					16,946
Codere Italis S P A [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities					€ 1,307